BMO Global Natural Resources Fund
BMO Global Natural Resources Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Global Natural Resources Fund	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Global Natural Resources Fund		Class Y	Class I
Management Fees		0.65%	0.65%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	1.34%	1.09%
Total Annual Fund Operating Expenses		1.99%	1.74%
Fee Waiver and Expense Reimbursement	[2]	(0.75%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.24%	0.99%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year because it is a new fund.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 1.24% for Class Y and 0.99% for Class I through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 without the consent of the Fund's Board of Directors unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Global Natural Resources Fund (USD $)	Class Y	Class I
1 Year	126	101
3 Years	552	475

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of U.S. and non-U.S. natural resources companies. The Adviser considers natural resources companies to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services. The Fund will principally invest in the following sectors: energy, agriculture, base metals and precious metals. Industries within these sectors include, for example, oil and gas equipment and services; construction, farm machinery and heavy trucks; oil and gas drilling; agricultural products; forest products; packaged foods and meats; diversified metals and mining; and fertilizers and agricultural chemicals.

The Fund normally invests at least 40% of its net assets in securities of companies located outside of the United States and will be diversified among a broad list of countries, which may include the United States. In determining the country designation of a particular company, the Adviser primarily relies on the country where the company is incorporated, but also may consider the country where the company’s revenues are derived and the primary market listing for the class of shares to be purchased.

The Fund may invest without limit in securities of foreign issuers. Equity securities in which the Fund invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include common stock, direct equity interests in trusts, preferred stock, partnerships, including master limited partnerships, restricted securities, and depositary receipts. The Fund normally invests in large-cap companies but also may invest in mid- and small-cap companies.

Generally, the Fund will not concentrate (i.e., invest more than 25% of its total assets) in the securities of companies primarily engaged in any particular industry or group of industries (an “industry”), except that the Fund may invest between 25% and 35% of its total assets in securities of any industry if, at the time of investment, that industry represents 20% or more of the Fund’s current benchmark, the MSCI All Country World Commodity Producer Sector Capped Index.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Natural Resources Risks. Investments relating to natural resources can be significantly affected by events relating to international political and economic developments and taxes, and other government intervention. The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Non-Correlation Risks. The Fund’s return may not match that of its benchmark. The Fund incurs a number of operating expenses that are not reflected in the benchmark’s performance, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the benchmark.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Concentration Risks. Because the Fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Currency Risks. To the extent that the Fund invests in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar.
Fund Performance
Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.